Share Capital, Reserves and Retained Earnings - Disclosure of Share Capital Owned (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Share capital ownership percentage	100.00%	100.00%	100.00%
Mr. Pasquale Natuzzi [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Share capital ownership percentage	56.50%	56.50%	56.50%
Mrs. Anna Maria Natuzzi [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Share capital ownership percentage	2.60%	2.60%	2.60%
Mrs. Annunziata Natuzzi [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Share capital ownership percentage	2.50%	2.50%	2.50%
Other Investors [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Share capital ownership percentage	38.40%	38.40%	38.40%